Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

October 31, 2019

Over 50 Years of Reliable Investing™

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (95.16%)
COMMUNICATION SERVICES – (3.75%)
Media & Entertainment – (3.75%)
Alphabet Inc., Class C *	823	$1,037,071
Baidu, Inc., Class A, ADR (China)*	1,375	140,044
Electronic Arts Inc. *	2,960	285,344
Facebook, Inc., Class A *	2,345	449,419
	Total Communication Services	1,911,878
CONSUMER DISCRETIONARY – (14.20%)
Automobiles & Components – (0.25%)
Adient plc *	5,940	125,869
Consumer Services – (3.26%)
New Oriental Education & Technology Group, Inc., ADR (China)*	13,630	1,663,678
Retailing – (10.69%)
Alibaba Group Holding Ltd., ADR (China)*	4,135	730,530
Amazon.com, Inc. *	1,426	2,533,517
Booking Holdings Inc. *	154	315,511
Delivery Hero SE (Germany)*	6,395	299,772
JD.com, Inc., Class A, ADR (China)*	25,653	799,091
Naspers Ltd. - N (South Africa)	3,705	526,095
Prosus N.V., Class N (Netherlands)*	3,705	255,493
		5,460,009
	Total Consumer Discretionary	7,249,556
CONSUMER STAPLES – (1.00%)
Food, Beverage & Tobacco – (1.00%)
Nestle S.A. (Switzerland)	4,765	508,718
	Total Consumer Staples	508,718
FINANCIALS – (24.45%)
Banks – (8.15%)
Danske Bank A/S (Denmark)	45,820	653,770
DBS Group Holdings Ltd. (Singapore)	54,600	1,043,478
DNB ASA (Norway)	29,170	530,038
U.S. Bancorp	13,205	752,949
Wells Fargo & Co.	22,845	1,179,488
		4,159,723
Diversified Financials – (12.49%)
Capital Markets – (4.62%)
Bank of New York Mellon Corp.	21,100	986,425
Julius Baer Group Ltd. (Switzerland)	31,160	1,374,641
		2,361,066
Consumer Finance – (2.63%)
American Express Co.	2,840	333,075
Capital One Financial Corp.	10,830	1,009,898
		1,342,973
Diversified Financial Services – (5.24%)
Berkshire Hathaway Inc., Class A *	4	1,275,756
Berkshire Hathaway Inc., Class B *	6,575	1,397,713
		2,673,469
		6,377,508
Insurance – (3.81%)
Life & Health Insurance – (1.70%)
AIA Group Ltd. (Hong Kong)	86,750	868,502

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (1.09%)
Loews Corp.	11,345	$555,905
Reinsurance – (1.02%)
Swiss Re AG (Switzerland)	4,940	517,285
		1,941,692
	Total Financials	12,478,923
HEALTH CARE – (3.12%)
Health Care Equipment & Services – (3.12%)
Cigna Corp.	1,063	189,703
CVS Health Corp.	1,761	116,913
Humana Inc.	1,500	441,300
Quest Diagnostics Inc.	5,370	543,712
UnitedHealth Group Inc.	1,200	303,240
	Total Health Care	1,594,868
INDUSTRIALS – (6.93%)
Capital Goods – (6.10%)
Eaton Corp. PLC	10,105	880,247
Ferguson PLC (United Kingdom)	6,248	533,028
Johnson Controls International plc	6,568	284,591
Schneider Electric SE (France)	9,015	837,132
United Technologies Corp.	4,030	578,627
		3,113,625
Transportation – (0.83%)
FedEx Corp.	2,790	425,921
	Total Industrials	3,539,546
INFORMATION TECHNOLOGY – (34.76%)
Semiconductors & Semiconductor Equipment – (17.50%)
Applied Materials, Inc.	42,070	2,282,718
Intel Corp.	55,301	3,126,166
Lam Research Corp.	3,485	944,574
Texas Instruments Inc.	17,500	2,064,825
Xilinx, Inc.	5,685	515,857
		8,934,140
Software & Services – (16.55%)
DXC Technology Co.	19,429	537,601
Microsoft Corp.	19,220	2,755,571
Oracle Corp.	34,120	1,859,199
SAP SE, ADR (Germany)	20,230	2,682,093
Slack Technologies, Inc., Class A *	27,900	613,800
		8,448,264
Technology Hardware & Equipment – (0.71%)
HP Inc.	20,830	361,817
	Total Information Technology	17,744,221
MATERIALS – (6.95%)
Akzo Nobel N.V. (Netherlands)	5,017	461,905
Axalta Coating Systems Ltd. *	20,310	598,942
Corteva, Inc.	4,000	105,520
Dow Inc.	4,000	201,960

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	DuPont de Nemours, Inc.	4,000	$263,640
	LafargeHolcim Ltd. (Switzerland)	23,991	1,231,097
	PPG Industries, Inc.	5,470	684,406
		Total Materials	3,547,470
	TOTAL COMMON STOCK – (Identified cost $33,710,470)		48,575,180
SHORT-TERM INVESTMENTS – (4.79%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $1,079,054 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-6.00%, 12/28/20-11/01/49, total market value $1,100,580)	$1,079,000	1,079,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 11/01/19, dated 10/31/19, repurchase value of $285,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 10/01/20-10/01/49, total market value $290,700)	285,000	285,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $1,079,054 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 01/01/44-09/01/49, total market value $1,100,580)	1,079,000	1,079,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,443,000)		2,443,000
	Total Investments – (99.95%) – (Identified cost $36,153,470)		51,018,180
	Other Assets Less Liabilities – (0.05%)		27,039
	Net Assets – (100.00%)		$51,045,219

ADR: American Depositary Receipt

*	Non-income producing security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$1,911,878	$–	$–	$1,911,878
Consumer Discretionary	7,249,556	–	–	7,249,556
Consumer Staples	508,718	–	–	508,718
Financials	12,478,923	–	–	12,478,923
Health Care	1,594,868	–	–	1,594,868
Industrials	3,539,546	–	–	3,539,546
Information Technology	17,744,221	–	–	17,744,221
Materials	3,547,470	–	–	3,547,470
Short-term securities	–	2,443,000	–	2,443,000
Total Investments	$48,575,180	$2,443,000	$–	$51,018,180

Federal Income Taxes

At October 31, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$36,465,907
Unrealized appreciation	16,639,904
Unrealized depreciation	(2,087,631)
Net unrealized appreciation	$14,552,273

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.